Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Summary of Borrowings

	June 30, 2026	December 31, 2025
Capital funding	1,849	1,396

Operational funding	382	586
Total borrowings	2,230	1,982